Identifiable Intangible Assets and Goodwill - Expected Annual Amortization Expense (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 3,885
2017	3,780
2018	3,666
2019	3,386
2020	$ 2,419